GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 30.7%
a
Fannie Mae REMICS , Series 2025-11, Class FB
(SOFR + 1.000%)
$ 372,132 4.662%
03/25/55
(a)
$ 374,221
FHLMC
1,013 7.500
12/01/29
1,047
652 5.000
10/01/33
664
844 5.000
07/01/35
860
1,348 5.000
12/01/35
1,370
278 5.000
03/01/38
283
760 5.000
06/01/41
773
3,581 4.500
08/01/48
3,497
4,547 4.500
11/01/48
4,440
451,878 3.000
09/01/49
405,899
332,317 4.000
03/01/50
316,860
659,059 4.500
03/01/50
645,043
226,892 3.000
10/01/50
202,813
789,124 2.500
02/01/51
669,343
1,621,654 2.000
05/01/51
1,317,131
730,673 2.500
05/01/51
623,076
736,258 2.500
05/01/51
632,094
1,653,324 2.500
08/01/51
1,419,517
682,408 2.500
09/01/51
583,304
743,637 4.500
04/01/52
721,316
455,740 4.500
06/01/52
443,751
286,275 6.000
12/01/52
296,979
953,563 6.000
01/01/54
974,737
758,348 6.500
06/01/54
798,095
FNMA
649 7.000
08/01/26
649
809 8.000
10/01/29
824
532 8.500
04/01/30
558
1,017 8.000
05/01/30
1,030
1,512 8.000
08/01/32
1,589
4,000,000 4.500 TBA-15yr
(b)
3,968,438
4,626 3.000
01/01/43
4,302
9,301 3.000
01/01/43
8,639
5,042 3.000
03/01/43
4,707
14,469 3.000
03/01/43
13,362
45,808 3.000
03/01/43
42,272
5,887 3.000
04/01/43
5,456
7,248 3.000
04/01/43
6,687
13,047 3.000
04/01/43
12,035
56,510 3.000
04/01/43
52,144
7,369 3.000
05/01/43
6,790
28,706 3.000
05/01/43
26,487
31,888 3.000
05/01/43
29,423
173,356 4.500
04/01/45
172,161
20,422 4.500
05/01/45
20,218
105,092 4.000
02/01/48
100,598
120,603 4.000
03/01/48
115,446
2,323 4.000
07/01/48
2,222
7,540 4.000
07/01/48
7,225
201,225 4.500
07/01/48
196,631
130,410 4.000
08/01/48
124,752
103,117 5.000
11/01/48
103,910
1,641,733 2.000
10/01/50
1,336,518
371,080 3.000
10/01/50
332,626
461,883 3.000
10/01/50
412,866
475,029 3.000
10/01/50
425,803
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA – (continued)
$ 1,640,414 2.000%
11/01/50
$ 1,335,444
60,714 2.500
03/01/51
52,181
77,281 2.500
09/01/51
66,347
304,639 2.500
10/01/51
261,287
140,524 2.500
11/01/51
120,512
179,299 2.500
11/01/51
153,728
1,104,686 6.000
11/01/52
1,146,338
729,678 5.500
04/01/53
742,164
1,206,161 6.500
09/01/53
1,255,150
974,254 6.000
08/01/55
999,221
2,962,351 5.500
11/01/55
2,994,168
5,000,000 2.000 TBA-30yr
(b)
4,024,110
6,000,000 2.500 TBA-30yr
(b)
5,046,396
2,000,000 3.000 TBA-30yr
(b)
1,758,330
2,000,000 3.500 TBA-30yr
(b)
1,832,746
1,000,000 4.000 TBA-30yr
(b)
943,204
1,000,000 5.500 TBA-30yr
(b)
1,004,470
4,000,000 6.000 TBA-30yr
(b)
4,075,938
FNMA , Series 2012-111, Class B
3,336 7.000
10/25/42
3,553
FNMA , Series 2012-153, Class B
9,295 7.000
07/25/42
9,984
Freddie Mac REMICS , Series 5502, Class FG
(SOFR + 1.000%)
190,077 4.662
02/25/55
(a)
189,870
GNMA
18 7.000
04/15/26
18
184 7.000
03/15/27
184
43 7.000
11/15/27
43
426 7.000
11/15/27
430
984 7.000
02/15/28
987
27 7.000
05/15/28
27
569 7.000
06/15/28
573
118 7.000
07/15/28
118
553 7.000
07/15/28
556
29,323 6.000
08/20/34
30,726
30,486 5.000
06/15/40
31,059
124,566 4.000
08/20/43
120,003
47,688 4.000
10/20/45
45,706
716,592 4.000
07/20/48
683,234
23,104 5.000
08/20/48
23,334
77,288 4.500
09/20/48
76,043
80,302 5.000
10/20/48
81,050
220,021 5.000
11/20/48
222,070
28,388 5.000
12/20/48
28,593
181,332 4.500
01/20/49
178,353
24,399 4.500
03/20/49
23,998
505,579 3.000
08/20/49
453,995
157,838 4.500
10/20/49
155,070
329,280 3.000
03/20/50
294,668
153,792 4.500
03/20/50
151,096
656,981 3.000
11/20/51
586,890
788,607 3.000
11/20/51
701,279
743,507 4.500
09/20/52
722,001
748,944 4.500
10/20/52
728,451
1,000,000 4.500 TBA-30yr
(b)
989,106
985,801 5.000
02/20/56
983,584
1,000,000 4.500 TBA-30yr
(b)
965,709

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
GNMA – (continued)
$ 3,000,000 2.000 % TBA-30yr
(b)
$ 2,473,971
2,000,000 2.500 TBA-30yr
(b)
1,719,290
1,000,000 3.500 TBA-30yr
(b)
916,653
3,000,000 5.500 TBA-30yr
(b)
3,017,790
1,000,000 6.000 TBA-30yr
(b)
1,016,484
1,000,000 3.500 TBA-30yr
(b)
912,188
2,000,000 5.000 TBA-30yr
(b)
1,974,977
GNMA , Series 2021-135, Class A
773,554 2.000
08/20/51
637,086
Government National Mortgage Association
1,000,000 3.000 TBA-30yr
(b)
892,443
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $68,927,419)
67,828,458
a
Corporate Bonds – 25.7%
Aerospace/Defense – 0.6%
Boeing Co. (The)
50,000 3.450
11/01/28
(c)
48,862
2,000 2.950
02/01/30
(c)
1,881
176,000 5.150
05/01/30
(c)
178,689
187,000 6.528
05/01/34
(c)
203,699
325,000 5.705
05/01/40
(c)
325,555
100,000 5.805
05/01/50
(c)
96,530
174,000 6.858
05/01/54
(c)
191,437
Howmet Aerospace, Inc.
122,000 4.850
10/15/31
(c)
123,363
Northrop Grumman Corp.
75,000 3.250
01/15/28
(c)
73,697
25,000 4.750
06/01/43
22,593
50,000 5.250
05/01/50
(c)
46,344
RTX Corp.
50,000 4.125
11/16/28
(c)
49,803
25,000 4.050
05/04/47
(c)
19,791
1,382,244
Agriculture – 0.1%
Archer-Daniels-Midland Co.
100,000 2.900
03/01/32
(c)
91,169
Bunge Ltd. Finance Corp.
139,000 4.200
09/17/29
(c)
137,631
228,800
Auto Manufacturers – 1.2%
Ford Motor Credit Co. LLC
215,000 5.850
05/17/27
(c)
216,578
1,475,000 5.420
04/09/31
(c)
1,447,848
General Motors Financial Co., Inc.
125,000 1.500
06/10/26
(c)
124,223
125,000 2.350
01/08/31
(c)
111,368
550,000 5.950
04/04/34
(c)
564,473
Hyundai Capital America
160,000 5.400
06/24/31
(c)(d)
162,942
2,627,432
Banks – 6.0%
Bank of America Corp.
(TSFR3M + 1.302%)
85,000 3.419
12/20/28
(a)(c)
83,507
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
(SOFR + 1.630%)
$ 370,000 5.202%
04/25/29
(a)(c)
$ 375,250
(SOFR + 2.150%)
175,000 2.592
04/29/31
(a)(c)
161,665
(SOFR + 1.220%)
110,000 2.299
07/21/32
(a)(c)
97,056
(SOFR + 1.830%)
390,000 4.571
04/27/33
(a)(c)
382,821
(SOFR + 1.310%)
75,000 5.511
01/24/36
(a)(c)
76,450
(US 5 Year CMT T-Note +
1.200%)
100,000 2.482
09/21/36
(a)(c)
86,387
(SOFR + 1.130%)
1,280,000 5.045
02/06/37
(a)(c)
1,262,852
Bank of America Corp. , GMTN
(TSFR3M + 1.632%)
25,000 3.593
07/21/28
(a)(c)
24,736
Bank of America Corp. , MTN
(TSFR3M + 1.837%)
75,000 3.824
01/20/28
(a)(c)
74,621
(SOFR + 1.050%)
400,000 2.551
02/04/28
(a)(c)
393,868
(SOFR + 2.040%)
305,000 4.948
07/22/28
(a)(c)
306,915
(TSFR3M + 1.572%)
50,000 4.271
07/23/29
(a)(c)
49,793
(SOFR + 1.530%)
50,000 1.898
07/23/31
(a)(c)
44,558
(SOFR + 2.160%)
73,000 5.015
07/22/33
(a)(c)
73,459
Bank of America Corp. , Series N
(SOFR + 1.220%)
50,000 2.651
03/11/32
(a)(c)
45,337
Bank of New York Mellon Corp. (The)
(SOFR + 1.755%)
20,000 4.596
07/26/30
(a)(c)
20,100
Citigroup, Inc.
45,000 3.400
05/01/26
44,955
150,000 4.450
09/29/27
149,972
(SOFR + 1.422%)
75,000 2.976
11/05/30
(a)(c)
70,804
(SOFR + 2.086%)
165,000 4.910
05/24/33
(a)(c)
164,266
(SOFR + 2.338%)
400,000 6.270
11/17/33
(a)(c)
427,462
(SOFR + 1.830%)
210,000 6.020
01/24/36
(a)(c)
214,603
First Horizon Corp.
(SOFR + 1.766%)
160,000 5.514
03/07/31
(a)(c)
162,059
Huntington Bancshares, Inc.
(SOFRINDX + 1.870%)
1,230,000 5.709
02/02/35
(a)(c)
1,255,299
JPMorgan Chase & Co.
15,000 3.625
12/01/27
(c)
14,823
(TSFR3M + 1.599%)
972,000 3.782
02/01/28
(a)(c)
966,850

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
(TSFR3M + 1.207%)
$ 45,000 3.509%
01/23/29
(a)(c)
$ 44,273
(TSFR3M + 3.790%)
25,000 4.493
03/24/31
(a)(c)
24,873
(SOFR + 2.040%)
25,000 2.522
04/22/31
(a)(c)
23,098
(SOFR + 0.840%)
105,000 4.347
01/22/32
(a)(c)
103,509
(SOFR + 1.340%)
430,000 4.946
10/22/35
(a)(c)
424,593
(SOFR + 1.680%)
430,000 5.572
04/22/36
(a)(c)
442,342
(SOFR + 1.635%)
410,000 5.576
07/23/36
(a)(c)
415,475
(SOFR + 1.070%)
150,000 4.898
01/22/37
(a)(c)
146,743
(SOFR + 1.300%)
245,000 5.193
02/05/37
(a)(c)
240,552
M&T Bank Corp.
(SOFR + 2.800%)
265,000 7.413
10/30/29
(a)(c)
283,026
M&T Bank Corp. , MTN
(SOFR + 1.610%)
450,000 5.385
01/16/36
(a)(c)
446,198
Morgan Stanley
25,000 3.625
01/20/27
24,893
20,000 3.950
04/23/27
19,878
(SOFR + 1.000%)
200,000 2.475
01/21/28
(a)(c)
196,836
(SOFR + 2.076%)
165,000 4.889
07/20/33
(a)(c)
164,084
(SOFR + 1.555%)
420,000 5.320
07/19/35
(a)(c)
420,980
(SOFR + 1.757%)
155,000 5.664
04/17/36
(a)(c)
158,667
(SOFR + 1.360%)
150,000 2.484
09/16/36
(a)(c)
129,038
Morgan Stanley , GMTN
(TSFR3M + 1.890%)
25,000 4.431
01/23/30
(a)(c)
24,869
(SOFR + 1.143%)
400,000 2.699
01/22/31
(a)(c)
371,533
Morgan Stanley , MTN
(SOFR + 1.590%)
305,000 5.164
04/20/29
(a)(c)
308,507
(SOFR + 3.120%)
50,000 3.622
04/01/31
(a)(c)
47,937
(SOFR + 1.034%)
75,000 1.794
02/13/32
(a)(c)
64,976
Truist Financial Corp. , MTN
(SOFR + 2.050%)
50,000 6.047
06/08/27
(a)(c)
50,128
(SOFR + 1.922%)
425,000 5.711
01/24/35
(a)(c)
438,088
U.S. Bancorp
(SOFR + 1.296%)
545,000 5.083
05/15/31
(a)(c)
552,578
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Banks – (continued)
US Bancorp
(SOFR + 2.020%)
$ 145,000 5.775%
06/12/29
(a)(c)
$ 149,086
Wells Fargo & Co.
175,000 3.000
10/23/26
173,762
Wells Fargo & Co. , GMTN
50,000 4.300
07/22/27
49,919
Wells Fargo & Co. , MTN
(SOFR + 1.980%)
215,000 4.808
07/25/28
(a)(c)
215,900
13,186,809
Beverages – 0.4%
Coca-Cola Consolidated, Inc.
98,000 5.450
06/01/34
(c)
100,541
Constellation Brands, Inc.
50,000 3.600
02/15/28
(c)
49,244
25,000 3.150
08/01/29
(c)
23,918
100,000 2.250
08/01/31
(c)
88,199
Keurig Dr Pepper, Inc.
225,000 4.597
05/25/28
(c)
224,980
19,000 3.800
05/01/50
(c)
13,238
Pernod Ricard International Finance LLC
345,000 1.625
04/01/31
(c)(d)
298,400
798,520
Biotechnology – 0.3%
Amgen, Inc.
239,000 5.250
03/02/30
(c)
245,504
184,000 5.250
03/02/33
(c)
188,786
Royalty Pharma PLC
198,000 5.400
09/02/34
(c)
199,637
633,927
Building Materials – 0.3%
Carrier Global Corp.
150,000 2.493
02/15/27
(c)
147,580
75,000 2.722
02/15/30
(c)
70,086
200,000 2.700
02/15/31
(c)
183,501
166,000 5.900
03/15/34
(c)
175,208
Masco Corp.
50,000 1.500
02/15/28
(c)
47,334
623,709
Chemicals – 0.1%
International Flavors & Fragrances, Inc.
20,000 1.832
10/15/27
(c)(d)
19,185
74,000 2.300
11/01/30
(c)(d)
65,848
Sherwin-Williams Co. (The)
25,000 3.450
06/01/27
(c)
24,743
50,000 2.950
08/15/29
(c)
47,663
157,439
Commercial Services – 0.5%
Cornell University , Series 2025
480,000 4.733
06/15/35
(c)
475,327
Global Payments, Inc.
305,000 5.550
11/15/35
(c)
293,278
PayPal Holdings, Inc.
75,000 2.650
10/01/26
(c)
74,412
Quanta Services, Inc.
182,000 5.250
08/09/34
(c)
183,139

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Commercial Services – (continued)
S&P Global, Inc.
$ 75,000 4.250%
05/01/29
(c)
$ 74,800
1,100,956
Computers – 0.1%
Dell International LLC / EMC Corp.
25,000 5.300
10/01/29
(c)
25,512
Hewlett Packard Enterprise Co.
151,000 5.000
10/15/34
(c)
146,070
171,582
Diversified Financial Services – 1.3%
Air Lease Corp. , GMTN
75,000 3.750
06/01/26
(c)
74,824
Air Lease Corp. , MTN
275,000 5.200
07/15/31
(c)
275,455
American Express Co.
(SOFR + 1.420%)
425,000 5.284
07/26/35
(a)(c)
428,731
Capital One Financial Corp.
(SOFR + 1.990%)
415,000 5.884
07/26/35
(a)(c)
425,249
(SOFR + 2.036%)
835,000 6.183
01/30/36
(a)(c)
848,512
Intercontinental Exchange, Inc.
75,000 3.625
09/01/28
(c)
73,883
Mastercard, Inc.
25,000 3.300
03/26/27
(c)
24,814
Nuveen LLC
25,000 4.000
11/01/28
(c)(d)
24,798
Synchrony Financial
(SOFR + 1.530%)
310,000 4.947
02/25/32
(a)(c)
300,980
Takeoff Merger Sub, Inc.
400,000 4.850
03/24/31
(c)(d)
395,214
2,872,460
Electric – 0.5%
American Electric Power Co., Inc.
50,000 2.300
03/01/30
(c)
45,799
Arizona Public Service Co.
45,000 2.950
09/15/27
(c)
44,011
Berkshire Hathaway Energy Co.
25,000 3.250
04/15/28
(c)
24,521
50,000 3.700
07/15/30
(c)
48,555
Dominion Energy, Inc. , Series C
25,000 3.375
04/01/30
(c)
23,893
Entergy Corp.
45,000 2.950
09/01/26
(c)
44,711
Exelon Corp.
50,000 4.050
04/15/30
(c)
48,999
FirstEnergy Corp.
100,000 2.650
03/01/30
(c)
92,694
FirstEnergy Corp. , Series B
50,000 2.250
09/01/30
(c)
45,041
Florida Power & Light Co.
68,000 4.125
02/01/42
(c)
57,660
MidAmerican Energy Co.
25,000 3.650
04/15/29
(c)
24,556
NextEra Energy Capital Holdings, Inc.
70,000 1.900
06/15/28
(c)
66,404
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Electric – (continued)
Ohio Power Co. , Series P
$ 25,000 2.600%
04/01/30
(c)
$ 23,173
Pacific Gas and Electric Co.
25,000 2.100
08/01/27
(c)
24,224
50,000 2.500
02/01/31
(c)
44,848
25,000 3.300
08/01/40
(c)
18,704
Progress Energy, Inc.
95,000 7.000
10/30/31
104,477
Southern Co. (The)
60,000 3.250
07/01/26
(c)
59,860
Xcel Energy, Inc.
250,000 3.350
12/01/26
(c)
248,347
1,090,477
Electronics – 0.0%
Allegion  U.S. Holding Co., Inc.
110,000 5.600
05/29/34
(c)
112,266
Environmental Control – 0.1%
Republic Services, Inc.
100,000 1.750
02/15/32
(c)
85,608
Waste Management, Inc.
75,000 3.150
11/15/27
(c)
73,889
50,000 1.150
03/15/28
(c)
47,200
206,697
Food – 1.0%
General Mills, Inc.
75,000 4.200
04/17/28
(c)
74,575
J M Smucker Co. (The)
179,000 5.900
11/15/28
(c)
185,140
113,000 6.200
11/15/33
(c)
119,665
Mars, Inc.
425,000 4.800
03/01/30
(c)(d)
429,435
25,000 3.200
04/01/30
(c)(d)
23,861
375,000 5.000
03/01/32
(c)(d)
379,407
650,000 5.200
03/01/35
(c)(d)
655,911
The Campbell's Company
279,000 5.400
03/21/34
(c)
270,467
95,000 4.750
03/23/35
(c)
87,443
2,225,904
Gas – 0.1%
East Ohio Gas Co. (The)
25,000 2.000
06/15/30
(c)(d)
22,442
NiSource, Inc.
95,000 3.490
05/15/27
(c)
93,986
25,000 3.600
05/01/30
(c)
24,106
140,534
Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
24,000 4.250
11/15/28
(c)
23,952
Healthcare-Products – 0.4%
Alcon Finance Corp.
413,000 3.000
09/23/29
(c)(d)
392,345
DH Europe Finance II Sarl
25,000 2.600
11/15/29
(c)
23,550
Solventum Corp.
113,000 5.400
03/01/29
(c)
115,682
140,000 5.600
03/23/34
(c)
143,111

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Healthcare-Products – (continued)
STERIS Irish FinCo UnLtd Co.
$ 75,000 2.700%
03/15/31
(c)
$ 68,065
Stryker Corp.
100,000 1.950
06/15/30
(c)
90,343
Thermo Fisher Scientific, Inc.
25,000 1.750
10/15/28
(c)
23,535
856,631
Healthcare-Services – 2.1%
Adventist Health System
30,000 2.952
03/01/29
(c)
28,541
95,000 5.757
12/01/34
(c)
97,738
Adventist Health System , Series 2025
590,000 4.742
12/01/30
(c)
585,136
Ascension Health , Series 2025
280,000 4.923
11/15/35
(c)
276,697
Banner Health
120,000 2.338
01/01/30
(c)
111,252
Baylor Scott & White Holdings , Series 2021
40,000 1.777
11/15/30
(c)
35,521
Cigna Group (The)
34,000 2.400
03/15/30
(c)
31,412
250,000 2.375
03/15/31
(c)
224,716
260,000 5.125
05/15/31
(c)
265,488
125,000 4.800
08/15/38
(c)
117,447
CommonSpirit Health
205,000 4.352
09/01/30
(c)
202,113
225,000 6.461
11/01/52
(c)
238,472
CommonSpirit Health , Series 2025
310,000 4.975
09/01/35
(c)
302,670
Elevance Health, Inc.
500,000 4.600
09/15/32
(c)
492,078
HCA, Inc.
425,000 4.500
02/15/27
(c)
425,070
80,000 3.500
09/01/30
(c)
75,965
345,000 5.450
04/01/31
(c)
353,744
Humana, Inc.
55,000 5.950
03/15/34
(c)
56,034
Laboratory Corp. of America Holdings
86,000 4.800
10/01/34
(c)
83,764
PeaceHealth Obligated Group
185,000 4.335
11/15/28
(c)
184,180
Rush System for Health Obligated Group , Series 2020
60,000 3.922
11/15/29
(c)
59,045
Sutter Health , Series 20A
40,000 2.294
08/15/30
(c)
36,443
UnitedHealth Group, Inc.
275,000 5.000
04/15/34
(c)
275,046
125,000 3.050
05/15/41
(c)
92,631
4,651,203
Insurance – 0.2%
American International Group, Inc.
25,000 3.400
06/30/30
(c)
23,848
Arch Capital Group US, Inc.
36,000 5.144
11/01/43
33,204
Arthur J Gallagher & Co.
50,000 4.850
12/15/29
(c)
50,541
Berkshire Hathaway Finance Corp.
75,000 1.850
03/12/30
(c)
68,748
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Insurance – (continued)
Chubb INA Holdings LLC
$ 171,000 6.800%
11/15/31
$ 188,628
Principal Financial Group, Inc.
50,000 3.100
11/15/26
(c)
49,641
75,000 2.125
06/15/30
(c)
67,767
Willis North America, Inc.
25,000 2.950
09/15/29
(c)
23,673
506,050
Internet – 1.7%
Airbnb, Inc.
305,000 5.250
03/16/36
(c)
304,738
Alphabet, Inc.
950,000 4.100
11/15/30
(c)
943,217
AppLovin Corp.
551,000 5.500
12/01/34
(c)
546,456
Expedia Group, Inc.
14,000 4.625
08/01/27
(c)
14,012
35,000 3.800
02/15/28
(c)
34,537
85,000 3.250
02/15/30
(c)
80,390
14,000 2.950
03/15/31
(c)
12,832
Meta Platforms, Inc.
250,000 3.500
08/15/27
(c)
248,351
400,000 4.200
11/15/30
(c)
395,874
800,000 4.875
11/15/35
(c)
784,647
Netflix, Inc.
210,000 5.875
11/15/28
218,529
Uber Technologies, Inc.
175,000 4.500
08/15/29
(c)(d)
173,413
3,756,996
Investment Companies – 0.1%
Blackstone Private Credit Fund
75,000 6.000
01/29/32
(c)
72,735
Blackstone Secured Lending Fund
125,000 5.875
11/15/27
(c)
125,472
198,207
Iron/Steel – 0.0%
Steel Dynamics, Inc.
50,000 1.650
10/15/27
(c)
47,997
Leisure Time – 0.4%
Royal Caribbean Cruises Ltd.
850,000 5.250
02/27/38
(c)
808,187
Lodging – 0.7%
Choice Hotels International, Inc.
306,000 3.700
01/15/31
(c)
287,019
114,000 5.850
08/01/34
(c)
114,769
Hyatt Hotels Corp.
365,000 5.500
06/30/34
(c)
368,671
Las Vegas Sands Corp.
120,000 5.625
06/15/28
(c)
121,543
40,000 6.000
06/14/30
(c)
41,146
Marriott International, Inc.
125,000 5.000
10/15/27
(c)
126,141
91,000 4.875
05/15/29
(c)
91,981
195,000 4.500
05/01/33
(c)
188,225
Marriott International, Inc. , Series HH
325,000 2.850
04/15/31
(c)
297,646
1,637,141

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Machinery-Construction & Mining – 0.2%
Vertiv Holdings Co.
$ 465,000 4.850%
03/15/36
(c)
$ 452,104
Machinery-Diversified – 0.4%
AGCO Corp.
112,000 5.800
03/21/34
(c)
114,501
IDEX Corp.
105,000 2.625
06/15/31
(c)
94,636
Ingersoll Rand, Inc.
90,000 5.700
08/14/33
(c)
93,475
Otis Worldwide Corp.
25,000 2.293
04/05/27
(c)
24,508
150,000 2.565
02/15/30
(c)
139,237
Regal Rexnord Corp.
453,000 6.300
02/15/30
(c)
474,711
941,068
Media – 0.1%
Comcast Corp.
25,000 3.300
02/01/27
(c)
24,812
75,000 3.300
04/01/27
(c)
74,242
25,000 3.750
04/01/40
(c)
20,249
Fox Corp.
25,000 4.709
01/25/29
(c)
25,077
144,380
Oil & Gas – 0.0%
Occidental Petroleum Corp.
69,000 7.875
09/15/31
78,400
Pharmaceuticals – 0.6%
AbbVie, Inc.
107,000 4.050
11/21/39
(c)
93,904
Becton Dickinson and Co.
100,000 2.823
05/20/30
(c)
93,290
Cencora, Inc.
75,000 3.450
12/15/27
(c)
73,882
425,000 2.700
03/15/31
(c)
387,558
CVS Health Corp.
350,000 2.125
09/15/31
(c)
303,487
162,000 4.780
03/25/38
(c)
149,226
Pfizer, Inc.
75,000 3.450
03/15/29
(c)
73,696
Zoetis, Inc.
45,000 3.000
09/12/27
(c)
44,230
150,000 2.000
05/15/30
(c)
136,321
1,355,594
Pipelines – 0.6%
Cheniere Energy Partners LP
75,000 5.950
06/30/33
(c)
78,665
Columbia Pipelines Operating Co. LLC
240,000 6.036
11/15/33
(c)(d)
253,001
Energy Transfer LP
25,000 5.250
04/15/29
(c)
25,472
275,000 5.750
02/15/33
(c)
285,992
Kinder Morgan, Inc.
275,000 4.300
03/01/28
(c)
274,758
MPLX LP
75,000 2.650
08/15/30
(c)
69,102
35,000 4.500
04/15/38
(c)
31,493
25,000 5.500
02/15/49
(c)
22,635
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Pipelines – (continued)
Plains All American Pipeline LP / PAA Finance Corp.
$ 25,000 3.800%
09/15/30
(c)
$ 24,080
Sabine Pass Liquefaction LLC
75,000 5.000
03/15/27
(c)
75,147
Targa Resources Corp.
55,000 4.200
02/01/33
(c)
52,135
Williams Cos., Inc. (The)
125,000 5.650
03/15/33
(c)
129,308
1,321,788
Real Estate – 0.0%
CoStar Group, Inc.
100,000 2.800
07/15/30
(c)(d)
90,453
REITS – 0.9%
Agree LP
170,000 4.800
10/01/32
(c)
168,118
Alexandria Real Estate Equities, Inc.
25,000 3.375
08/15/31
(c)
23,054
American Homes 4 Rent LP
50,000 4.900
02/15/29
(c)
50,292
30,000 2.375
07/15/31
(c)
26,414
American Tower Corp.
75,000 2.100
06/15/30
(c)
67,534
Cousins Properties LP
675,000 5.875
10/01/34
(c)
684,607
Crown Castle, Inc.
60,000 3.650
09/01/27
(c)
59,286
CubeSmart LP
20,000 2.500
02/15/32
(c)
17,548
Essex Portfolio LP
50,000 3.000
01/15/30
(c)
47,092
Healthcare Realty Holdings LP
25,000 2.050
03/15/31
(c)
21,714
Host Hotels & Resorts LP , Series J
42,000 2.900
12/15/31
(c)
37,351
Invitation Homes Operating Partnership LP
75,000 2.300
11/15/28
(c)
70,571
195,000 2.000
08/15/31
(c)
167,146
Kilroy Realty LP
20,000 4.750
12/15/28
(c)
19,849
Mid-America Apartments L.P.
50,000 1.700
02/15/31
(c)
43,526
Prologis L.P.
25,000 1.750
07/01/30
(c)
22,314
125,000 4.625
01/15/33
(c)
123,547
Realty Income Corp.
25,000 3.950
08/15/27
(c)
24,870
75,000 3.400
01/15/30
(c)
71,941
Regency Centers LP
100,000 2.950
09/15/29
(c)
95,234
UDR, Inc. , MTN
25,000 2.100
08/01/32
(c)
21,151
100,000 1.900
03/15/33
(c)
81,892
WP Carey, Inc.
25,000 3.850
07/15/29
(c)
24,408
25,000 2.400
02/01/31
(c)
22,365
1,991,824

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Retail – 0.3%
7-Eleven, Inc.
$ 100,000 1.300%
02/10/28
(c)(d)
$ 94,344
AutoNation, Inc.
25,000 1.950
08/01/28
(c)
23,544
Dollar Tree, Inc.
50,000 4.200
05/15/28
(c)
49,670
Home Depot, Inc. (The)
25,000 3.900
12/06/28
(c)
24,888
Lowe's Cos., Inc.
25,000 3.100
05/03/27
(c)
24,706
75,000 1.700
09/15/28
(c)
70,485
25,000 3.000
10/15/50
(c)
15,419
McDonald's Corp. , MTN
25,000 4.200
04/01/50
(c)
19,715
O'Reilly Automotive, Inc.
145,000 5.100
03/12/36
(c)
143,153
Starbucks Corp.
100,000 4.000
11/15/28
(c)
99,200
Tractor Supply Co.
50,000 1.750
11/01/30
(c)
44,102
609,226
Semiconductors – 0.6%
Applied Materials, Inc.
25,000 1.750
06/01/30
(c)
22,495
Broadcom, Inc.
74,000 4.150
04/15/32
(c)(d)
71,610
100,000 3.419
04/15/33
(c)
91,469
162,000 3.137
11/15/35
(c)(d)
137,642
700,000 4.900
02/15/38
(c)
675,214
100,000 3.500
02/15/41
(c)
79,913
Intel Corp.
175,000 5.200
02/10/33
(c)
176,350
65,000 5.150
02/21/34
(c)
64,815
1,319,508
Software – 2.6%
Adobe, Inc.
50,000 2.150
02/01/27
(c)
49,268
Electronic Arts, Inc.
179,000 2.950
02/15/51
(c)
144,520
Fidelity National Information Services, Inc.
400,000 4.800
03/10/31
(c)
396,724
Fiserv, Inc.
25,000 4.200
10/01/28
(c)
24,721
Intuit, Inc.
25,000 1.350
07/15/27
(c)
24,115
MSCI, Inc.
180,000 4.000
11/15/29
(c)(d)
174,699
Oracle Corp.
150,000 4.500
05/06/28
(c)
149,458
34,000 2.950
04/01/30
(c)
31,017
175,000 4.650
05/06/30
(c)
171,010
275,000 2.875
03/25/31
(c)
244,377
256,000 5.250
02/03/32
(c)
251,684
320,000 4.800
09/26/32
(c)
304,481
250,000 6.250
11/09/32
(c)
256,521
157,000 4.900
02/06/33
(c)
148,729
310,000 5.350
05/04/33
(c)
301,620
370,000 5.200
09/26/35
(c)
346,776
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Bonds – (continued)
Software – (continued)
Oracle Corp. – (continued)
$ 280,000 5.700%
02/04/36
(c)
$ 269,196
125,000 6.900
11/09/52
(c)
118,119
100,000 6.000
08/03/55
(c)
83,844
135,000 6.700
02/04/56
(c)
125,045
Roper Technologies, Inc.
50,000 4.200
09/15/28
(c)
49,636
Salesforce, Inc.
900,000 4.900
09/15/31
(c)
898,779
813,000 5.550
03/15/36
(c)
810,540
Synopsys, Inc.
160,000 5.000
04/01/32
(c)
161,371
Take-Two Interactive Software, Inc.
85,000 3.700
04/14/27
(c)
84,180
VMware, Inc.
25,000 1.800
08/15/28
(c)
23,537
100,000 2.200
08/15/31
(c)
87,854
Workday, Inc.
75,000 3.500
04/01/27
(c)
74,332
5,806,153
Telecommunications – 1.0%
AT&T, Inc.
288,000 2.300
06/01/27
(c)
281,610
150,000 4.350
03/01/29
(c)
150,104
50,000 2.750
06/01/31
(c)
45,700
10,000 2.550
12/01/33
(c)
8,460
25,000 4.900
08/15/37
(c)
23,990
60,000 4.850
03/01/39
(c)
55,841
75,000 3.500
06/01/41
(c)
58,144
25,000 4.350
06/15/45
(c)
20,151
25,000 5.150
11/15/46
(c)
22,294
T-Mobile USA, Inc.
391,000 3.750
04/15/27
(c)
388,635
175,000 2.050
02/15/28
(c)
167,853
83,000 3.875
04/15/30
(c)
80,803
75,000 3.500
04/15/31
(c)
70,998
500,000 5.200
01/15/33
(c)
508,574
Verizon Communications, Inc.
108,000 4.329
09/21/28
108,028
200,000 2.550
03/21/31
(c)
181,576
2,172,761
Transportation – 0.2%
Burlington Northern Santa Fe LLC
25,000 4.050
06/15/48
(c)
19,673
CSX Corp.
175,000 3.800
03/01/28
(c)
173,528
FedEx Corp.
45,000 3.400
02/15/28
(c)
44,193
Union Pacific Corp.
125,000 2.800
02/14/32
(c)
113,626
351,020
Trucking & Leasing – 0.0%
Penske Truck Leasing Co. LP / PTL Finance Corp.
120,000 5.250
07/01/29
(c)(d)
121,676
TOTAL CORPORATE BONDS
(Cost $57,573,228)
56,802,075

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – 11.1%
Collateralized Debt Obligations – 0.0%
Arbor Realty Commercial Real Estate Notes Ltd. , Series 2022-
FL1, Class A (SOFR + 1.450%)
$ 80,571 5.122%
01/15/37
(a)(d)
$ 80,571
Collateralized Loan Obligations – 9.5%
AB BSL CLO 7 Ltd. , Series 2025-7A, Class A1 (TSFR3M +
1.230%)
1,100,000 4.900
01/15/39
(a)(d)
1,098,885
Ares European CLO XXI DAC , Series 21A, Class B (3 mo.
Euribor + 1.700%)
250,000 3.716
04/15/38
(a)(d)
286,544
Arini U.S. CLO III Ltd. , Series 3A, Class A (TSFR3M + 1.270%)
750,000 5.190
01/15/39
(a)(d)
748,381
Bain Capital Credit CLO , Series 2019-1A, Class BR3 (TSFR3M
+ 1.400%)
725,000 5.064
04/19/34
(a)(d)
724,714
Belmont Park CLO Ltd. , Series 2024-1A, Class A1R (TSFR3M +
1.280%)
560,000 –
04/15/37
(a)(d)(e)(f)
560,000
Benefit Street Partners CLO XX Ltd. , Series 2020-20A, Class
ARR (TSFR3M + 1.290%)
330,000 4.962
07/15/37
(a)(d)
329,993
CARLYLE  U.S. CLO Ltd. , Series 2021-1A, Class A1AR
(TSFR3M + 1.370%)
275,000 5.042
01/15/40
(a)(d)
275,157
Carlyle US CLO Ltd. , Series 2025-3A, Class A (TSFR3M +
1.380%)
850,000 5.048
07/25/38
(a)(d)
851,080
CBAM Ltd. , Series 2018-5A, Class A1R (TSFR3M + 1.340%)
975,000 5.452
10/17/38
(a)(d)
975,223
CBAMR Ltd. , Series 2017-4A, Class A1R (TSFR3M + 1.420%)
800,000 5.092
03/31/38
(a)(d)
800,939
Cedar Funding IX CLO Ltd. , Series 2018-9A, Class AR (TSFR3M
+ 1.420%)
270,000 5.088
07/20/37
(a)(d)
270,112
CFIP CLO Ltd. , Series 2021-1A, Class A (TSFR3M + 1.482%)
700,000 5.149
01/20/35
(a)(d)
699,075
CFIP CLO Ltd. , Series 2021-1A, Class C1 (TSFR3M + 2.662%)
300,000 6.329
01/20/35
(a)(d)
299,296
CIFC Funding Ltd. , Series 2025-2A, Class A (TSFR3M + 1.130%)
575,000 4.802
04/15/38
(a)(d)
573,278
Diameter Capital Clo 1 Ltd. , Series 2021-1A, Class A1R
(TSFR3M + 1.390%)
425,000 5.062
10/15/37
(a)(d)
425,267
Diameter Capital CLO 10 Ltd. , Series 2025-10A, Class A
(TSFR3M + 1.310%)
620,000 4.978
04/20/38
(a)(d)
620,922
Elmwood CLO 35 Ltd. , Series 2024-11A, Class A (TSFR3M +
1.340%)
1,175,000 5.008
10/18/37
(a)(d)
1,175,803
Fidelity Grand Harbour CLO DAC , Series 2023-1A, Class B1R (3
mo. Euribor + 1.750%)
350,000 3.734
02/15/38
(a)(d)
401,687
GoldenTreee Loan Management U.S. CLO 29 Ltd. , Series 2026-
29A, Class A (TSFR3M + 1.230%)
525,000 0.000
04/20/39
(a)(d)
525,131
Halseypoint CLO 7 Ltd. , Series 2023-7A, Class A1R (TSFR3M +
1.450%)
600,000 5.118
07/20/38
(a)(d)
600,530
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
JP Morgan Mortgage Trust , Series 2023-HE3, Class A1 (SOFR +
1.600%)
$ 51,846 5.273%
05/20/54
(a)(d)
$ 51,928
Magnetite XLVII Ltd. , Series 2024-47A, Class A (TSFR3M +
1.330%)
550,000 4.998
01/25/38
(a)(d)
550,653
Octagon 61 Ltd. , Series 2023-2A, Class A1R (TSFR3M + 1.400%)
1,400,000 5.068
04/20/38
(a)(d)
1,400,928
OHA Credit Funding 7 Ltd. , Series 2020-7A, Class A1R2
(TSFR3M + 1.280%)
650,000 4.948
07/19/38
(a)(d)
650,035
Pikes Peak CLO 5 , Series 2020-5A, Class A1R (TSFR3M +
1.400%)
450,000 5.068
10/20/37
(a)(d)
450,239
Polus  U.S. CLO II Ltd. , Series 2025-2A, Class A1 (TSFR3M +
1.520%)
400,000 5.188
07/20/38
(a)(d)
400,833
Sound Point Euro CLO 14 Funding DAC , Series 14A, Class B (3
mo. Euribor + 1.600%)
250,000 3.626
04/20/39
(a)(d)
285,174
Texas Debt Capital CLO Ltd. , Series 2025-1A, Class A1
(TSFR3M + 1.140%)
1,050,000 4.808
04/24/38
(a)(d)
1,046,214
Trinitas CLO XXXI Ltd. , Series 2024-31A, Class A1 (TSFR3M +
1.350%)
575,000 5.019
01/22/38
(a)(d)
573,114
Warwick Capital CLO 1 Ltd. , Series 2023-1A, Class AR
(TSFR3M + 1.280%)
850,000 4.948
10/20/38
(a)(d)
848,313
Wellington Management CLO 5 Ltd. , Series 2025-5A, Class A
(TSFR3M + 1.290%)
1,000,000 5.251
10/18/38
(a)(d)
1,001,577
WISE CLO Ltd. , Series 2023-2A, Class A1R (TSFR3M + 1.100%)
870,000 4.772
04/15/39
(a)(d)
871,267
Wonder Lake Park CLO Ltd. , Series 2025-1A, Class A (TSFR3M
+ 1.290%)
525,000 4.958
07/24/38
(a)(d)
525,225
20,897,517
Diversified Financial Services – 1.6%
American Express Credit Account Master Trust , Series 2025-3,
Class A
550,000 4.510
04/15/32
555,699
Barclays Dryrock Issuance Trust , Series 2023-1, Class A
600,000 4.720
02/15/29
600,198
Barclays Dryrock Issuance Trust , Series 2025-1, Class A
425,000 3.970
07/15/31
424,470
Citibank Credit Card Issuance Trust , Series 2025-A2, Class A
375,000 4.490
06/21/32
378,948
Exeter Automobile Receivables Trust , Series 2025-1A, Class A3
102,018 4.670
08/15/28
102,092
Exeter Automobile Receivables Trust , Series 2025-3A, Class A3
350,000 4.780
07/16/29
351,229
Ford Credit Auto Owner Trust , Series 2024-1, Class A
350,000 4.870
08/15/36
(d)
355,657
Honda Auto Receivables Owner Trust , Series 2023-4, Class A3
290,725 5.670
06/21/28
293,172
Santander Drive Auto Receivables Trust , Series 2025-1, Class A3
304,985 4.740
01/16/29
305,438

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Diversified Financial Services – (continued)
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
$ 219,693 4.710%
02/15/28
$ 220,215
3,587,118
TOTAL ASSET- BACKED SECURITIES
(Cost $24,478,497)
24,565,206
a
Commercial Mortgage-Backed Securities – 5.7%
a
BANK , Series 2019-BN21, Class A5
150,000 2.851
10/17/52
141,463
BANK , Series 2021-BN31, Class AS
475,000 2.211
02/15/54
(a)
409,794
BANK , Series 2021-BN32, Class A5
150,000 2.643
04/15/54
(a)
136,381
BANK , Series 2022-BNK43, Class A5
200,000 4.399
08/15/55
194,222
BANK5 , Series 2024-5YR11, Class AS
150,000 6.139
11/15/57
155,043
BANK5 , Series 2024-5YR7, Class A3
475,000 5.769
06/15/57
488,998
BANK5 , Series 2024-5YR8, Class A3
150,000 5.884
08/15/57
154,881
BANK5 , Series 2024-5YR9, Class AS
200,000 6.182
08/15/57
(a)
206,822
BANK5 , Series 2025-5YR17, Class A3
450,000 5.225
11/15/58
457,370
BBCMS Mortgage Trust , Series 2024-5C25, Class AS
210,000 6.358
03/15/57
(a)
218,809
Benchmark Mortgage Trust , Series 2024-V8, Class A3
200,000 6.189
07/15/57
(a)
208,887
BFLD Commercial Mortgage Trust , Series 2025-5MW, Class A
1,000,000 4.674
10/10/42
(a)(d)
987,610
BFLD Commercial Mortgage Trust , Series 2025-660F, Class A
(TSFR1M + 1.500%)
650,000 5.173
11/15/42
(a)(d)
646,586
BLP Commercial Mortgage Trust , Series 2024-IND2, Class A
(TSFR1M + 1.342%)
214,164 5.015
03/15/41
(a)(d)
214,030
BMO Mortgage Trust , Series 2023-C7, Class A5
200,000 6.160
12/15/56
211,939
BMO Mortgage Trust , Series 2024-C9, Class A5
350,000 5.759
07/15/57
363,739
BX Commercial Mortgage Trust , Series 2024-AIRC, Class A
(TSFR1M + 1.691%)
173,450 5.364
08/15/41
(a)(d)
173,613
BX Commercial Mortgage Trust , Series 2024-XL4, Class A
(TSFR1M + 1.442%)
179,816 5.115
02/15/39
(a)(d)
179,862
BX Commercial Mortgage Trust , Series 2026-CSMO, Class A
(TSFR1M + 1.400%)
500,000 5.073
02/15/43
(a)(d)
499,844
BX Trust , Series 2024-BIO, Class A (TSFR1M + 1.642%)
350,000 5.315
02/15/41
(a)(d)
348,907
Durst Commercial Mortgage Trust , Series 2025-151, Class A
450,000 4.802
08/10/42
(a)(d)
453,736
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-152, Class A2
200,000 3.780
11/25/32
(a)
193,225
Principal
Amount Interest Rate Maturity Date Value
a
Commercial Mortgage-Backed Securities – (continued)
a
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K-161, Class A2
$ 300,000 4.900%
10/25/33
(a)
$ 307,873
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K510, Class A2
100,000 5.069
10/25/28
(a)
101,941
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K544, Class A2
650,000 4.266
07/25/30
(a)
649,524
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series KF153, Class AS (SOFR + 0.680%)
150,678 4.349
02/25/33
(a)
150,818
Houston Galleria Mall Trust , Series 2025-HGLR, Class A
225,000 5.462
02/05/45
(a)(d)
228,940
Hudson Yards Mortgage Trust , Series 2025-SPRL, Class A
290,000 5.467
01/13/40
(a)(d)
296,974
Hudson Yards Mortgage Trust , Series 2025-SPRL, Class B
100,000 5.758
01/13/40
(a)(d)
102,263
IRV Trust , Series 2025-200P, Class A
350,000 5.295
03/14/47
(a)(d)
350,228
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2024-OMNI, Class A
150,000 5.797
10/05/39
(a)(d)
151,301
KIND Commercial Mortgage Trust , Series 2024-1, Class A
(TSFR1M + 1.890%)
350,000 5.563
08/15/41
(a)(d)
349,781
LBTY Commercial Mortgage Trust , Series 2026-225L, Class A
425,000 4.593
02/10/43
(a)(d)
417,540
LBTY Commercial Mortgage Trust , Series 2026-225L, Class B
300,000 4.885
02/10/43
(a)(d)
294,083
LEX Mortgage Trust , Series 2024-BBG, Class A
300,000 4.874
10/13/33
(a)(d)
298,042
MSWF Commercial Mortgage Trust , Series 2023-2, Class A2
259,074 6.890
12/15/56
269,189
NYC Commercial Mortgage Trust , Series 2025-11X, Class A
(TSFR1M + 1.743%)
400,000 5.416
10/15/40
(a)(d)
400,249
NYC Trust , Series 2025-77C, Class A
650,000 4.790
01/10/36
(a)(d)
642,884
ROCK Trust , Series 2024-CNTR, Class A
400,000 5.388
11/13/41
(d)
406,206
ROCK Trust , Series 2024-CNTR, Class B
100,000 5.930
11/13/41
(d)
102,177
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $12,609,137)
12,565,774
a
Collateralized Mortgage Obligations – 4.6%
a
Alternative Loan Trust , Series 2005-38, Class A1 (Federal Reserve
US 12 mo. Cumulative Avg 1 yr. CMT + 1.500%)
26,938 5.359
09/25/35
(a)
24,472
Angel Oak Mortgage Trust , Series 2021-8, Class A1
378,839 1.820
11/25/66
(a)(d)
339,483
BRAVO Residential Funding Trust , Series 2025-NQM4, Class A1
0 5.613
02/25/65
(d)
—
COLT Mortgage Loan Trust , Series 2024-INV1, Class A1
203,548 5.903
12/25/68
(d)
204,103
COLT Mortgage Loan Trust , Series 2025-8, Class A1
639,928 5.480
08/25/70
(d)
641,825

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
Connecticut Avenue Securities Trust , Series 2021-R01, Class 1M2
(SOFR + 1.550%)
$ 18,967 5.212%
10/25/41
(a)(d)
$ 19,017
Connecticut Avenue Securities Trust , Series 2021-R03, Class 1M2
(SOFR + 1.650%)
41,581 5.312
12/25/41
(a)(d)
41,619
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M1
(SOFR + 1.900%)
2,601 5.562
04/25/42
(a)(d)
2,603
Connecticut Avenue Securities Trust , Series 2022-R05, Class 2M2
(SOFR + 3.000%)
36,000 6.662
04/25/42
(a)(d)
36,449
Connecticut Avenue Securities Trust , Series 2024-R01, Class 1M2
(SOFR + 1.800%)
100,000 5.462
01/25/44
(a)(d)
100,432
Connecticut Avenue Securities Trust , Series 2026-R01, Class 2A1
(SOFR + 0.850%)
599,557 4.512
01/25/46
(a)(d)
597,667
CSMC , Series 2021-NQM7, Class A1
674,006 1.756
10/25/66
(a)(d)
597,610
Csmc Trust , Series 2021-NQM6, Class A1
269,003 1.174
07/25/66
(a)(d)
231,927
EFMT , Series 2026-NQM4, Class A1A
500,000 5.466
04/25/71
(d)
500,092
FHLMC , Series 2021-DNA5, Class M2 (SOFR + 1.650%)
5,756 5.312
01/25/34
(a)(d)
5,771
Freddie Mac Stacr Remic Trust , Series 2025-DNA3, Class A1
(SOFR + 0.950%)
503,750 4.612
09/25/45
(a)(d)
502,184
Freddie Mac STACR REMIC Trust , Series 2024-DNA2, Class M1
(SOFR + 1.200%)
220,555 4.862
05/25/44
(a)(d)
220,447
Freddie Mac STACR REMIC Trust , Series 2025-DNA2, Class A1
(SOFR + 1.100%)
218,750 4.762
05/25/45
(a)(d)
218,749
J.P. Morgan Mortgage Trust , Series 2024-1, Class A4
68,022 6.000
06/25/54
(a)(d)
68,168
JP Morgan Mortgage Trust , Series 2021-6, Class A3
77,034 2.500
10/25/51
(a)(d)
63,866
JP Morgan Mortgage Trust Series , Series 2024-VIS2, Class A1
595,664 5.853
11/25/64
(d)
599,185
JP Morgan Mortgage Trust Series , Series 2025-DSC1, Class A1
403,019 5.577
09/25/65
(a)(d)
404,809
JP Morgan Mortgage Trust Series , Series 2025-NQM4, Class A1A
533,308 4.954
03/25/66
(d)
530,250
JP Morgan Mortgage Trust Series , Series 2025-NQM5, Class A1A
549,986 4.879
05/25/66
(d)
547,612
JP Morgan Mortgage Trust Series , Series 2026-VIS1, Class A1A
422,019 4.787
06/25/66
(d)
417,950
Morgan Stanley Residential Mortgage Loan Trust , Series 2026-
DSC1, Class A1
521,125 4.767
01/25/71
(a)(d)
515,202
OBX Trust , Series 2025-NQM11, Class A1A
410,730 5.418
05/25/65
(d)
411,737
OBX Trust , Series 2025-NQM21, Class A1A
521,845 4.989
10/25/65
(d)
519,676
PRKCM Trust , Series 2021-AFC2, Class A1
431,189 2.071
11/25/56
(a)(d)
381,885
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
Verus Securitization Trust , Series 2021-7, Class A1
$ 502,809 2.829%
10/25/66
(d)
$ 463,304
Verus Securitization Trust , Series 2022-1, Class A3
195,392 3.288
01/25/67
(a)(d)
178,486
Verus Securitization Trust , Series 2023-INV3, Class A2
214,505 7.330
11/25/68
(a)(d)
216,234
Verus Securitization Trust , Series 2025-1, Class A1A
524,689 5.620
01/25/70
(d)
527,362
Wells Fargo Mortgage Backed Securities Trust , Series 2019-3,
Class A1
4,790 3.500
07/25/49
(a)(d)
4,332
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,162,406)
10,134,508
a
Foreign Bonds – 3.2%
Agriculture – 0.3%
BAT Capital Corp. ( United Kingdom )
100,000 2.259
03/25/28
(c)
96,027
400,000 6.000
02/20/34
(c)
422,508
225,000 5.625
08/15/35
(c)
231,499
750,034
Banks – 1.2%
Banco Santander SA ( Spain )
400,000 6.921
08/08/33
431,580
Barclays PLC ( United Kingdom )
(SOFR + 1.590%)
340,000 5.785
02/25/36
(a)(c)
344,281
BNP Paribas SA ( France )
(SOFR + 1.620%)
290,000 5.786
01/13/33
(a)(c)(d)
299,429
Canadian Imperial Bank of Commerce ( Canada )
(SOFR + 1.105%)
285,000 5.245
01/13/31
(a)(c)
291,086
Credit Suisse AG ( Switzerland )
250,000 1.250
08/07/26
247,364
NatWest Group PLC ( United Kingdom )
(US 1 Year CMT T-Note +
1.050%)
200,000 5.115
05/23/31
(a)(c)
202,005
Toronto-Dominion Bank (The) ( Canada )
175,000 4.456
06/08/32
172,338
UBS Group AG ( Switzerland )
250,000 4.550
04/17/26
250,027
(SOFR + 1.760%)
255,000 5.580
05/09/36
(a)(c)(d)
258,433
Westpac Banking Corp. ( Australia )
(US 5 Year CMT T-Note +
2.000%)
25,000 4.110
07/24/34
(a)(c)
24,373
Westpac Banking Corp. , GMTN ( Australia )
(USISOA05 + 2.236%)
25,000 4.322
11/23/31
(a)(c)
24,934
2,545,850
Beverages – 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
135,000 4.700
02/01/36
(c)
131,453

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
$ 25,000 8.200%
01/15/39
$ 31,444
40,000 5.450
01/23/39
(c)
40,646
Bacardi-Martini BV ( Bermuda )
450,000 5.550
02/01/30
(c)(d)
459,251
JDE Peet's NV ( Netherlands )
150,000 1.375
01/15/27
(c)(d)
146,151
808,945
Biotechnology – 0.0%
CSL Finance PLC ( Australia )
25,000 3.850
04/27/27
(c)(d)
24,863
Commercial Services – 0.2%
Ashtead Capital, Inc. ( United Kingdom )
209,000 5.800
04/15/34
(c)(d)
213,229
DP World Crescent Ltd. , EMTN ( United Arab Emirates )
200,000 3.875
07/18/29
189,621
402,850
Diversified Financial Services – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
250,000 2.450
10/29/26
(c)
247,104
225,000 3.000
10/29/28
(c)
216,666
320,000 5.375
12/15/31
(c)
325,054
Avolon Holdings Funding Ltd. ( Ireland )
90,000 6.375
05/04/28
(c)(d)
92,693
60,000 5.150
01/15/30
(c)(d)
60,301
941,818
Mining – 0.1%
Glencore Funding LLC ( Australia )
150,000 2.625
09/23/31
(c)(d)
133,604
Oil & Gas – 0.1%
Saudi Arabian Oil Co. ( Saudi Arabia )
220,000 3.500
04/16/29
211,245
Pipelines – 0.1%
Enbridge, Inc. ( Canada )
125,000 2.500
08/01/33
(c)
106,260
Galaxy Pipeline Assets Bidco Ltd. ( United Arab Emirates )
173,276 2.940
09/30/40
140,371
246,631
Semiconductors – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
25,000 3.400
05/01/30
(c)
23,829
125,000 2.500
05/11/31
(c)
112,250
125,000 2.650
02/15/32
(c)
110,321
246,400
Software – 0.0%
Constellation Software, Inc. ( Canada )
97,000 5.461
02/16/34
(c)(d)
95,045
Telecommunications – 0.3%
British Telecommunications PLC ( United Kingdom )
230,000 9.625
12/15/30
274,726
Rogers Communications, Inc. ( Canada )
505,000 3.200
03/15/27
(c)
498,819
773,545
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Bonds – (continued)
Transportation – 0.0%
Canadian Pacific Railway Co. ( Canada )
$ 25,000 2.050%
03/05/30
(c)
$ 22,871
TOTAL FOREIGN BONDS
(Cost $7,251,938)
7,203,701
a
Foreign Government Securities – 1.3%
Sovereign – 1.3%
Chile Government International Bond
200,000 5.650
01/13/37
(c)
207,546
Eagle Funding Luxco Sarl
570,000 5.500
08/17/30
(c)(d)
572,160
Indonesia Government International Bond
200,000 4.850
01/11/33
(c)
196,223
190,000 4.100
03/04/34
(c)
210,966
Mexico Government International Bond
400,000 3.250
04/16/30
(c)
374,120
110,000 1.450
10/25/33
(c)
100,634
470,000 4.280
08/14/41
(c)
367,491
Panama Government International Bond
200,000 6.875
01/31/36
(c)
212,533
Peruvian Government International Bond
70,000 5.500
03/30/36
(c)
69,844
50,000 3.230
07/28/21
(c)
26,706
Republic of Poland Government International Bond , Series 10Y
120,000 5.125
09/18/34
(c)
120,507
Romanian Government International Bond
40,000 3.000
02/27/27
(d)
39,178
10,000 2.124
07/16/31
(d)
9,920
270,000 6.125
10/07/37
302,757
30,000 2.625
12/02/40
(d)
21,655
10,000 4.625
04/03/49
(d)
8,669
Romanian Government International Bond , EMTN
50,000 2.875
03/11/29
55,430
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $3,046,594)
2,896,339
a
U.S. Government Agency Securities – 1.0%
a
Federal Farm Credit Banks Funding Corp.
460,000 2.900
04/12/32
429,555
230,000 3.300
05/19/32
219,212
130,000 3.500
09/01/32
125,328
600,000 2.850
03/28/34
539,050
340,000 3.080
03/30/37
295,024
Federal Home Loan Banks
250,000 3.375
09/10/32
238,719
430,000 4.750
12/10/32
443,265
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $2,450,420)
2,290,153
a
Municipal Bonds – 0.3%
California – 0.1%
State of California
105,000 7.625
03/01/40
124,955
Florida – 0.0%
State Board of Administration Finance Corp. , Series A
70,000 2.154
07/01/30
64,427

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Municipal Bonds – (continued)
Illinois – 0.0%
Illinois State Taxable Pension Funding GO Bonds Series 2003
$ 21,814 5.100%
06/01/33
$ 22,219
State of Illinois GO Bonds
71,429 7.350
07/01/35
76,797
99,016
Louisiana – 0.1%
Louisiana Local Government Environmental Facilities &
Community Development Authority , Series A3 - ELL, Class A3
140,000 4.275
02/01/36
137,538
Maryland – 0.1%
Maryland Economic Development Corp.
160,000 4.968
11/30/32
163,697
65,000 5.018
11/30/33
66,477
230,174
Ohio – 0.0%
American Municipal Power, Inc. , Series E
95,000 6.270
02/15/50
97,307
TOTAL MUNICIPAL BONDS
(Cost $733,246)
753,417
a
U.S. Treasury Obligations – 30.8%
a
U.S. Treasury Bonds
2,370,000 4.750
(g)
02/15/41
2,381,850
1,640,000 3.125
(g)
11/15/41
1,341,725
1,550,000 2.750
(g)
08/15/42
1,184,539
2,310,000 2.750
(g)
11/15/42
1,756,322
450,000 4.000
(g)
11/15/42
407,250
560,000 3.875
(g)
05/15/43
496,475
100,000 4.375
(g)
08/15/43
94,391
2,200,000 4.625
(g)
05/15/44
2,133,656
480,000 3.125
(g)
05/15/48
361,125
480,000 3.000
(g)
08/15/48
352,200
510,000 2.375
(g)
11/15/49
324,966
610,000 2.000
(g)
02/15/50
355,039
480,000 2.375
(g)
05/15/51
300,225
170,000 2.000
(g)
08/15/51
96,767
1,288,400 4.000
(g)
11/15/52
1,107,017
1,130,000 4.750
(g)
11/15/53
1,098,748
550,000 4.750
(g)
05/15/55
535,477
U.S. Treasury Inflation Indexed Bonds
1,150,000 1.500
(g)
02/15/53
963,124
U.S. Treasury Notes
2,020,000 0.750
(g)
05/31/26
2,009,742
3,670,000 0.875
(g)
06/30/26
3,643,909
1,720,000 0.625
(g)
07/31/26
1,702,330
640,000 0.750
(g)
08/31/26
632,075
9,310,000 3.750
(g)
04/30/27
9,306,363
640,000 2.625
(g)
05/31/27
631,350
4,330,000 0.500
(g)
06/30/27
4,156,800
970,000 2.875
(g)
05/15/28
951,585
2,830,000 1.250
(g)
05/31/28
2,680,320
3,050,000 1.250
(g)
06/30/28
2,882,727
250,000 3.125
(g)
11/15/28
245,664
7,390,000 4.625
(g)
04/30/29
7,557,430
6,070,000 1.500
(g)
02/15/30
5,554,524
364,900 3.625
(g)
03/31/30
361,165
760,000 3.750
(g)
05/31/30
755,428
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Obligations – (continued)
a
U.S. Treasury Notes – (continued)
$ 1,120,000 3.750%
(g)
06/30/30
$ 1,112,738
1,150,000 3.875
(g)
03/31/31
1,146,316
1,430,000 4.250
(g)
03/31/33
1,439,831
U.S. Treasury Strip Coupon
2,079,100 –
(g)
11/15/29
(f)
1,805,793
430,000 –
(g)
08/15/30
(f)
361,880
430,000 –
(g)
11/15/30
(f)
358,089
720,000 –
(g)
08/15/31
(f)
580,387
1,130,000 –
(g)
11/15/31
(f)
900,041
929,900 –
(g)
05/15/32
(f)
724,421
430,000 –
(g)
08/15/33
(f)
315,588
550,000 –
(g)
08/15/35
(f)
365,062
United States Treasury Floating Rate Note
620,000 4.375
(g)
08/15/26
621,308
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $70,316,115)
68,093,762
Shares Description
a
Exchange-Traded Funds – 0.2%
6,481 Goldman Sachs Corporate Bond
ETF
(h)
(Cost $328,342)
325,670
Shares
Dividend
Rate Value
aa a
Investment Company – 0.0%
(h)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
7,266 3.553% 7,266
(Cost $7,266)
TOTAL INVESTMENTS – 114.6%
(Cost $257,884,608)
$ 253,466,329
LIABILITIES IN EXCESS OF OTHER ASSETS
– (14.6)%
(32,231,116)
NET ASSETS – 100.0%
$ 221,235,213
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
March 31, 2026.
(b)
TBA (To Be Announced) Securities are purchased on a forward
commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $37,532,243 which represents approximately 17.0% of the Fund’s net assets as of March 31, 2026.
(c)
Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)
When-issued security.
(f)
Zero coupon bond until next reset date.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
(g)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(h)
Represents an affiliated issuer.
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
BKBM — Bank Bill Benchmark Rate
BOJDTR — Bank of Japan Target Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association
LP — Limited Partnership
Mo. — Month
MTN — Medium Term Note
NIBOR — Norwegian Interbank Offered Rate
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
TSFR — Term Secured Overnight Financing Rate
USISOA — USD SOFR ICE Swap Rate
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At March 31, 2026, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
USD 222,564 CHF 175,836 4/9/2026 $ 2,477
USD 228,864 GBP 167,075 4/28/2026 7,731
USD 1,972,374 EUR 1,670,487 5/22/2026 36,914
USD 275,204 SEK 2,530,311 6/3/2026 7,062
TOTAL
$ 54,184
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
CHF 182,442 USD 230,925 4/9/2026 (2,570)
NZD 306,834 USD 177,573 4/14/2026 (1,177)
GBP 175,902 USD 240,952 4/28/2026 (8,137)
EUR 272,904 USD 323,141 5/22/2026 (6,949)
SEK 2,506,167 USD 272,578 6/3/2026 (6,995)
TOTAL
$ (25,828)
FORWARD SALES CONTRACTS
— At March 31, 2026, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Federal National Mortgage Association 5.000 % TBA-30yr 04/15/56 $ (2,000,000) $ (1,971,760)
Federal National Mortgage Association 6.500 TBA-30yr 04/15/56 (1,000,000) (1,034,219)
Federal National Mortgage Association 4.500 TBA-30yr 05/15/56 (1,000,000) (963,371)
Government National Mortgage Association 3.000 TBA-30yr 04/15/56 (1,000,000) (892,186)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
Government National Mortgage Association 5.000 % TBA-30yr 04/15/56 $ (1,000,000) $ (989,718)
Total (Proceed Receivable $5,870,938)
$ (5,851,254)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
FUTURES CONTRACTS
— At March 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO-SCHATZ Future 39 06/08/26 $ 4,770,624 $ (22,349)
ICE 3 Month SONIA Index Future 37 03/16/27 11,721,127 (93,546)
U.S. Treasury 2 Year Note 40 06/30/26 8,299,063 (31,516)
U.S. Treasury 5 Year Note 150 06/30/26 16,225,781 (112,244)
U.S. Treasury Long Bond 46 06/18/26 5,225,313 (70,460)
U.S. Treasury Ultra Bond 97 06/18/26 11,279,281 (344,756)
Total
$ (674,871)
Short position contracts:
U.S. Treasury 10 Year Note (12) 06/18/26 (1,331,813) (423)
U.S. Treasury 10 Year Ultra Note (23) 06/18/26 (2,608,703) 36,110
Total
$ 35,687
Total Futures Contracts
$ (639,184)
SWAP CONTRACTS
— At March 31, 2026, the Fund had the following swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing Rate
Received (Paid) by
the Fund
Credit Spread at
March 31, 2026
(a)
Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
ICE CDX Investment Grade Index
(b)
1.000% (1.7982) % 12/20/2029 2,000 $ 35,965 $ 34,566 $ 1,399
ICE CDX Investment Grade Index
(b)
1.000% (1.7953) 06/20/2030 1,800 32,315 29,227 3,088
ICE CDX Investment Grade Index
(b)
1.000% (1.7694) 12/20/2030 18,981 335,854 390,634 (54,780)
Chile Government International
Bond
(b)
1.000% 1.7409 06/20/2031 100 1,741 2,047 (306)
Indonesia Government International
Bond
(b)
1.000% 0.0923 06/20/2031 200 (185) (459) 274
Philippine Government International
Bond
(b)
1.000% 0.4173 06/20/2031 200 835 675 160
TOTAL
$ 406,525 $ 456,690 $ (50,165)
(a)
Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)
Payments made quarterly.
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
1 Day SOFR
(b)
3.062% 8/31/2027 USD 1,790 $ 10,378 $ (356) $ 10,734
12 Month BOJDTR
(b)
1.250 12/15/2027 JPY 1,595,890 24,460 – 24,460
1 Day SOFR
(b)
3.175 3/15/2028 USD 6,720 46,448 – 46,448
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000’s) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
3 Month BBSW
(c)
4.500% 6/17/2028 AUD 1,900 $ 4,537 $ – $ 4,537
CORRA
(d)
2.500 6/17/2028 CAD 560 2,323 – 2,323
CORRA
(d)
2.750 6/17/2028 CAD 1,090 737 0 737
1 Day ESTRON
(b)
2.250 6/17/2028 EUR 1,410 20,102 (759) 20,861
1 Day ESTRON
(b)
2.000 6/17/2028 EUR 90 1,240 – 1,240
1 Day ESTRON
(b)
2.500 6/17/2028 EUR 630 5,486 (105) 5,591
3.750%
(b)
1 Day SONIO 6/17/2028 GBP 4,470 (53,028) – (53,028)
1 Day SONIO
(b)
4.000 6/17/2028 GBP 480 2,722 (2,185) 4,907
1 Day SOFR
(b)
3.000 6/17/2028 USD 5,030 56,899 – 56,899
1 Day SOFR
(b)
3.250 6/17/2028 USD 1,110 7,241 – 7,241
1 Day ESTRON
(b)
2.500 9/10/2028 EUR 27,194 110,190 (50,646) 160,836
2.000
(b)
1 Day ESTRON 9/10/2028 EUR 27,194 (177,314) – (177,314)
1 Day SONIO
(b)
3.750 6/17/2029 GBP 30 465 (386) 851
1 Day SOFR
(b)
3.298 8/31/2030 USD 5,260 59,514 – 59,514
4.750
(d)
6 Month BBSW 6/17/2031 AUD 4,060 (17,169) 3,791 (20,960)
2.500
(b)
1 Day ESTRON 6/17/2031 EUR 3,760 (82,645) 10,398 (93,043)
4.000
(b)
1 Day SONIO 6/17/2031 GBP 1,670 (17,442) 20,017 (37,459)
12 Month BOJDTR
(b)
1.250 6/17/2031 JPY 2,218,000 371,229 – 371,229
3.750
(d)
3 Month NZD BKBM 6/17/2031 NZD 4,980 (38,011) 6,872 (44,883)
3.379
(b)
1 Day SOFR 8/31/2031 USD 2,560 (29,059) 2,077 (31,136)
12 Month BOJDTR
(b)
2.000 1/11/2033 JPY 179,127 6,435 (4,703) 11,138
1 Day SOFR
(b)
3.407 1/31/2033 USD 4,400 77,018 – 77,018
5.000
(d)
6 Month BBSW 6/17/2036 AUD 1,180 (3,501) 9,955 (13,456)
3.250
(d)
CORRA 6/17/2036 CAD 410 188 6,243 (6,055)
0.500
(b)
1 Day SOFR 6/17/2036 CHF 530 (4,781) – (4,781)
1 Day ESTRON
(b)
2.750 6/17/2036 EUR 2,760 92,672 (1,138) 93,810
1 Day SONIO
(b)
4.250 6/17/2036 GBP 510 9,137 (1,082) 10,219
1.500
(b)
12 Month BOJDTR 6/17/2036 JPY 106,000 (42,227) – (42,227)
4.250
(b)
6 Month NIBOR 6/17/2036 NOK 2,060 (3,020) – (3,020)
4.000
(d)
3 Month NZD BKBM 6/17/2036 NZD 1,020 (18,025) – (18,025)
3 Month STIBOR
(b)
2.750 6/17/2036 SEK 7,360 22,739 – 22,739
1 Day SOFR
(b)
3.750 6/17/2036 USD 590 6,342 (9,745) 16,087
1 Day SOFR
(b)
3.805 8/31/2036 USD 1,410 10,240 (17,223) 27,463
2.160
(b)
12 Month BOJDTR 8/2/2044 JPY 289,552 (95,740) – (95,740)
1 Day ESTRON
(b)
3.000 6/17/2056 EUR 300 7,081 – 7,081
2.500
(b)
12 Month BOJDTR 6/17/2056 JPY 43,000 (29,473) – (29,473)
TOTAL $ 344,388 $ (28,975) $ 373,363
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2026.
(b)
Payments made annually.
(c)
Payments made quarterly.
(d)
Payments made semi-annually.
OVER-THE-COUNTER - INTEREST RATE SWAPTIONS
— At March 31, 2026 , the
Portfolio
had the following purchased and written option contracts:
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Puts
3M IRS
Bank of
America EUR2.25 04/30/2026 430,000 $ 430,000 $ 29 $ 2,871 $ (2,842)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Puts
3M IRS
Bank of
America EUR2.59 04/30/2026 (100,000) $ (100,000) $ (50) $ (2,903) $ 2,853
Abbreviations:
3M IRS — 3 Months Interest Rate Swaptions
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND
Schedule of Investments
March 31, 2026 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Shares Dividend Rate Value
aa
Investment Companies (Institutional Shares) – 70.4%
(a)
Goldman Sachs Financial Square Government
Fund
277,247 3.553% $ 277,247
Goldman Sachs Financial Square Treasury
Instruments Fund
21,642,736 3.536 21,642,736
Goldman Sachs Financial Square Treasury
Obligations Fund
21,531,638 3.554 21,531,638
Goldman Sachs Financial Square Treasury
Solutions Fund
21,053,164 3.536 21,053,164
Goldman Sachs VIT Government Money Market
Fund
38,636,676 3.550 38,636,676
Total Investment Companies
(Cost $103,141,461)
103,141,461
Description
a
Exchange-Traded Funds – 25.4%
29,465 iShares Core S&P 500 ETF 19,246,833
29,800 Vanguard S&P 500 ETF 17,806,990
TOTAL EXCHANGE-TRADED FUNDS
(Cost $18,004,246)
37,053,823
TOTAL INVESTMENTS – 95.8%
(Cost $121,145,707)
$ 140,195,284
OTHER ASSETS IN EXCESS OF LIABILITIES
– 4.2%
6,208,787
NET ASSETS – 100.0%
$ 146,404,071
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Represents an affiliated issuer.
FUTURES CONTRACTS
— At March 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 106 06/19/26 $ 6,732,485 $ (215,327)
FTSE 100 Index 21 06/19/26 2,834,874 (60,641)
S&P 500 E-Mini Index 61 06/18/26 20,040,788 (524,880)
TOPIX Index 20 06/11/26 4,415,740 (152,522)
U.S. Treasury 10 Year Note 401 06/18/26 44,504,734 (802,725)
Total Futures Contracts
$ (1,756,095)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments
— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(I) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Mortagage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the
Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Derivative Contracts
— derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2026:
Core Fixed Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset- Backed Securities $ — $ 24,565,206 $ —
Collateralized Mortgage Obligations — 10,134,508 —
Commercial Mortgage-Backed Securities — 12,565,774 —
Corporate Bond — 56,802,075 —
Exchange-Traded Funds 325,670 — —
Foreign Bond — 7,203,701 —
Foreign Government Securities — 2,896,339 —
Mortgage-Backed Securities — 67,828,458 —
Municipal Bond — 753,417 —
U.S. Government Agency Securities — 2,290,153 —
U.S. Treasury Obligations 68,093,762 — —
Investment Company 7,266 — —
Total
$ 68,426,698 $ 185,039,631 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (5,851,254) $ —
Mortgage-Backed Securities — (2,847,258) —
Total
$ — $ (8,698,512) $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Credit Default Swap Contracts
(a)
$ — $ 4,921 $ —
Forward Foreign Currency Exchange Contracts
(a)
— 54,184 —
Futures Contracts
(a)
36,110 — —
Interest Rate Swap Contracts
(a)
— 1,043,965 —
Purchased Options Contracts — 29 —
Total
$ 36,110 $ 1,103,099 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Credit Default Swap Contracts
(a)
$ — $ (55,086) $ —
Forward Foreign Currency Exchange Contracts
(a)
— (25,828) —
Futures Contracts
(a)
(675,294) — —
Interest Rate Swap Contracts
(a)
— (670,602) —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Written Options Contracts $ — $ (50) $ —
Total
$ (675,294) $ (751,566) $ —
€ 1.00 € 1.00 € 1.00
Trend Driven Allocation Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Exchange-Traded Funds $ 37,053,823 $ — $ —
Investment Companies 103,141,461 — —
Total
$ 140,195,284 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (1,756,095) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Core Fixed Income Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Tax Diversification Risk — The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment.
Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements. A failure to satisfy the Diversification Requirements
(whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information for
more information.
U.S. Government Securities Risk
—
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National
Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks,
are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.
The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)